GOODWILL (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
INTANGIBLE ASSETS
Goodwil - Beginning balance	$ 3,585,000	$ 48,132,000	$ 6,171,000
Acquisitions	0	0	48,132,000
Impairment Losses	0	(44,547,000)	(6,171,000)
Goodwill - Ending balance	$ 3,585,000	$ 3,585,000	$ 48,132,000